UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Loomis Sayles Bond Portfolio

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Loomis Sayles Bond Portfolio

For 2006, the Maxim Loomis Sayles Bond Portfolio outperformed its Benchmark, the Merrill Lynch Government Corporate Index, returning +11.10% (net of fees) versus 3.83% for the Index. The Portfolio's strong performance can be attributed to strong security selection in several sectors, including investment grade rated US corporates, high yield, and non-US dollar denominated securities. Continued strength in global demand and capital flows impacted world economies, and emerging markets such as Brazil and Indonesia helped boost performance for the one-year period. In general, corporate balance sheets remained solid, and global liquidity drove demand for higher yielding, lower quality securities. Similarly, much of our non-US currency exposure was additive, including those denominated in currencies of the Pacific Rim, New Zealand, and Great Britain. The Federal Reserve Board's mid-summer move to the sidelines led Treasury prices higher, particularly those of longer maturity. We began the year with our duration slightly longer than the Benchmark, but lengthened it through the year. Leveraged buy-outs had a negative effect on the performance of individual securities and slightly tempered the Portfolio's total return. Falling oil and commodity prices dampened return from Canadian dollar-denominated securities. Looking forward, we seek to maintain a well-diversified Portfolio in the multisector approach. We anticipate a relatively benign year ahead given low yields and tight spreads, slower growth and contained inflation for the US economy, with prudent security selection being a key to outperformance.

	Maxim Loomis Sayles Bond Portfolio	Merrill Lynch Government Corporate Index

11/01/1994	10,000.00	10,000.00
12/31/1997	11,270.00	10,978.00
12/31/1998	11,656.56	12,023.76
12/31/1999	12,224.24	11,776.80
12/31/2000	12,786.55	13,183.18
12/31/2001	13,115.16	14,292.55
12/31/2002	14,568.32	15,857.58
12/31/2003	18,953.39	16,577.20
12/31/2004	21,034.47	17,265.48
12/31/2005	21,814.85	17,700.57
12/31/2006	24,236.30	18,377.62

Maxim Loomis Sayles Bond Portfolio

Total Return –

One Year:	11.10%
Five Year:	13.07%
Ten Year:	9.26%

Portfolio Inception:	11/01/1994

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Loomis Sayles Bond Portfolio, made at its inception, with the performance of the Merrill Lynch Government Corporate Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Loomis Sayles Bond Portfolio of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Loomis Sayles Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2006 and 2005

Maxim Loomis Sayles Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, market value (1)	$336,929,655
Cash	18,132
Collateral for securities loaned	26,238,609
Dividends and interest receivable	4,778,196
Subscriptions receivable	852,684

Total assets	368,817,276

LIABILITIES:
Due to investment adviser	260,015
Payable upon return of securities loaned	26,238,609
Redemptions payable	1,570,650
Payable for investments purchased	213,032
Payable to subcustodian	454,497

Total liabilities	28,736,803

NET ASSETS	$340,080,473

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,702,447
Additional paid-in capital	310,366,259
Net unrealized appreciation on investments	28,911,898
Overdistributed net investment income	(725)
Accumulated net realized loss on investments	(1,899,406)

NET ASSETS	$340,080,473

NET ASSET VALUE PER OUTSTANDING SHARE	$12.58
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	250,000,000
Outstanding	27,024,467

(1) Cost of investments in securities:	$308,019,497

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Interest	$18,726,712
Income from securities lending	81,364
Dividends	468,785

Total income	19,276,861

EXPENSES:
Management fees	2,792,706

NET INVESTMENT INCOME	16,484,155

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	5,289,698
Change in net unrealized appreciation on investments	11,287,659

Net realized and unrealized gain on investments	16,577,357

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,061,512

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$16,484,155	$14,271,749
Net realized gain on investments	5,289,698	11,095,743
Change in net unrealized appreciation on investments	11,287,659	(14,886,403)

Net increase in net assets resulting from operations	33,061,512	10,481,089

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,068,639)	(19,640,566)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	151,828,441	151,245,397
Reinvestment of distributions	17,068,639	19,640,566
Redemptions of shares	(138,183,537)	(139,893,546)

Net increase in net assets resulting from share transactions	30,713,543	30,992,417

Total increase in net assets	46,706,416	21,832,940

NET ASSETS:
Beginning of period	293,374,057	271,541,117

End of period (1)	$340,080,473	$293,374,057
	0	0
OTHER INFORMATION:

SHARES:
Sold	12,263,004	12,289,758
Issued in reinvestment of distributions	1,392,841	1,637,919
Redeemed	(11,174,069)	(11,380,233)

Net increase	2,481,776	2,547,444

(1) Including undistributed (overdistributed) net investment income	$(725)	$9,414

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$11.95	$12.35	$11.98	$9.78	$9.64

Income from Investment Operations

Net investment income	0.67	0.84	0.91	0.79	0.43
Net realized and unrealized gain (loss)	0.63	(0.39)	0.36	2.12	0.19

Total Income From Investment Operations	1.30	0.45	1.27	2.91	0.62

Less Distributions

From net investment income	(0.67)	(0.85)	(0.90)	(0.71)	(0.48)

Net Asset Value, End of Period	$12.58	$11.95	$12.35	$11.98	$9.78

Total Return	11.10%	3.71%	10.98%	30.10%	11.08%

Net Assets, End of Period ($000)	$340,080	$293,374	$271,541	$251,129	$161,750

Ratio of Expenses to Average Net Assets	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of Net Investment Income to
Average Net Assets	5.31%	5.06%	5.62%	6.30%	8.06%

Portfolio Turnover Rate	36.73%	38.48%	33.18%	47.85%	26.58%

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted & Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2006 were $45,971,495, $48,691,807 and 14.32%, respectively.

The Portfolio may own certain investment securities that have been deemed “illiquid” because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at December 31, 2006 were $1,379,264, $1,884,524 and 0.55%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue

Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $121,588,790 and $40,055,692, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $9,952,997 and $71,076,118, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2006, the U.S. Federal income tax cost basis was $308,060,107. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $31,187,613 and gross depreciation of securities in which there was an excess of tax cost over value of $2,318,065 resulting in net appreciation of $28,869,548.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2006, the Portfolio had securities on loan valued at $25,975,603 and received collateral of $26,238,609 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were from ordinary income in the amount of $17,068,639 and $19,640,566, respectively.

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$16,539
Undistributed capital gains	0
Net accumulated earnings	16,539

Net unrealized appreciation on investments	28,871,288
Cumulative effect of other timing differences	(17,264)

Capital loss carryforwards (expiring in 2011)	(1,858,796)
Tax composition of capital	$27,011,767

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. For the year ended December 31, 2006 the Portfolio reclassified $574,345 from accumulated net realized loss on investments to undistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

For the year ended December 31, 2006, the Portfolio utilized $4,672,861 of capital loss carryforwards,

TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2006, 0% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

BONDS

Par Value ($)	Value ($)

AGENCY --- 1.80%

9,000,000 Fannie Mae **	5,731,845
SGD 2.290% February 19, 2009
500,000 Freddie Mac **	325,666
SGD 3.220% June 20, 2007
$6,057,511

AIRLINES --- 1.95%

700,000 American Airlines Inc	700,000
Pass Thru Certificates
7.324% October 15, 2009
85,266 American Airlines Inc	85,905
Pass Thru Certificates
8.040% September 16, 2011
1,500,291 Atlas Air Inc ++	1,650,320
Pass Thru Certificates
7.680% January 2, 2014
1,326,184 Atlas Air Inc ++	1,438,910
Pass Thru Certificates
7.630% January 2, 2015
913,951 Atlas Air Inc ++	863,684
Pass Thru Certificates
8.770% January 2, 2011
394,351 Atlas Air Inc ++	457,447
Pass Thru Certificates
9.057% January 2, 2014
705,000 Australia & Qantas Airway Ltd #	627,473
Notes
6.050% April 15, 2016
631,503 Continental Airlines Inc	640,976
Pass Thru Certificates
7.373% December 15, 2015
79,872 Continental Airlines Inc	82,668
Pass Thru Certificates
8.307% October 2, 2019
$6,547,383

AUTOMOBILES --- 0.65%

215,000 Ford Motor Co	159,638
Notes
7.125% November 15, 2025
225,000 Ford Motor Co	163,125
Bonds
6.625% October 1, 2028
775,000 Ford Motor Co	608,375
Notes
7.450% July 16, 2031

1,735,000 Ford Motor Co ^^	1,244,863
Debentures
6.375% February 1, 2029
$2,176,001

BANKS --- 2.45%

1,830,000 BAC Capital Trust VI	1,732,320
Company Guaranteed Notes
5.625% March 8, 2035
2,500,000 HSBC Bank USA #	2,667,250
Notes
3.310% August 25, 2010
1,000,000 Keycorp Capital III	1,177,944
Company Guaranteed Notes
7.750% July 15, 2029
2,665,000 Wells Fargo & Co +	2,673,608
Convertible
5.121% May 1, 2033
$8,251,122

BIOTECHNOLOGY --- 1.39%

2,400,000 Enzon Pharmaceuticals Inc	2,304,000
Convertible
4.500% July 1, 2008
90,000 Incyte Corp ^^	72,338
Convertible
3.500% February 15, 2011
615,000 Invitrogen Corp	525,056
Convertible
1.500% February 15, 2024
455,000 Nektar Therapeutic	445,900
Convertible
3.500% October 17, 2007
285,000 Nektar Therapeutic	284,644
Convertible
3.250% September 28, 2012
985,000 Regeneron Pharmaceuticals Inc	1,031,788
Convertible
5.500% October 17, 2008
$4,663,726

BROADCAST/MEDIA --- 2.06%

1,000,000 Clear Channel Communications Inc	968,519
Notes
4.250% May 15, 2009
1,500,000 Comcast Corp	1,361,606
Bonds
5.650% June 15, 2035
3,455,000 Comcast Corp	3,456,866
Notes
6.450% March 15, 2037
1,140,000 Comcast Corp	1,148,052
Senior Unsecured Notes
6.500% November 15, 2035
$6,935,043

BUILDING MATERIALS --- 0.80%

865,000 Owens Corning Inc #	873,478
Senior Unsecured Notes
7.000% December 1, 2036
575,000 Owens Corning Inc #	584,107
Senior Unsecured Notes
6.500% December 1, 2016
1,220,000 USG Corp #	1,209,313
Notes
6.300% November 15, 2016
$2,666,898

CANADIAN - FEDERAL --- 6.08%

1,400,000 Government of Canada	1,232,022
CAD Bonds
6.000% June 1, 2008
10,325,000 Government of Canada	8,882,785
CAD Bonds
4.250% September 1, 2008
12,085,000 Government of Canada	10,384,411
CAD Bonds
4.500% September 1, 2007
$20,499,218

CANADIAN - PROVINCIAL --- 6.02%

3,461,163 Province of Alberta	3,182,317
CAD Debentures
5.930% September 16, 2016
4,425,000 Province of British Columbia	3,890,539
CAD Debentures
6.000% June 9, 2008
11,300,000 Province of Manitoba	9,897,662
CAD Debentures
5.750% June 2, 2008
3,750,000 Province of Ontario	3,307,390
CAD Debentures
5.700% December 1, 2008
$20,277,908

CHEMICALS --- 1.17%

535,000 Hercules Inc	457,425
Junior Subordinated Debentures
6.500% June 30, 2029
3,675,000 Methanex Corp	3,485,873
Notes
6.000% August 15, 2015
$3,943,298

COMMUNICATIONS - EQUIPMENT --- 1.93%

1,000,000 Corning Inc	1,061,993
Debentures
6.750% September 15, 2013
950,000 Corning Inc	1,018,074
Unsecured Notes
7.250% August 15, 2036

4,555,000 Lucent Technologies Inc	4,201,988
Debentures
6.450% March 15, 2029
250,000 Lucent Technologies Inc	230,625
Debentures
6.500% January 15, 2028
$6,512,680

COMPUTER HARDWARE & SYSTEMS --- 0.07%

265,000 Maxtor Corp ^	251,750
Convertible
5.750% March 1, 2012
$251,750

CONTAINERS --- 0.19%

650,000 Owens-Illinois Inc ^^	647,563
Debentures
7.800% May 15, 2018
$647,563

DISTRIBUTORS --- 0.69%

2,320,000 Owens & Minor Inc	2,329,394
Notes
6.350% April 15, 2016
$2,329,394

ELECTRIC COMPANIES --- 2.50%

89,000 Commonwealth Edison Co ^	85,899
Debentures
4.750% December 1, 2011
3,385,000 Empresa Nacional de Electricidad SA	3,854,875
Bonds
7.875% February 1, 2027
1,889,000 Enersis SA	2,075,609
Yankee Notes
7.400% December 1, 2016
700,000 Enersis SA	753,355
Bonds
7.375% January 15, 2014
425,000 Quezon Power Philippines Ltd	427,125
Bonds
8.860% June 15, 2017
250,000 SP Powerassets Ltd	164,932
SGD Notes
3.730% October 22, 2010
250,000 Southern California Edison Co	265,048
Notes
7.625% January 15, 2010
865,000 TXU Corp ^^	808,972
Notes
6.550% November 15, 2034
$8,435,815

ELECTRONIC INSTRUMENTS & EQUIP --- 1.34%

2,000,000 Arrow Electronics Inc	2,086,390
Senior Notes
6.875% July 1, 2013

865,000 Avnet Inc	870,406
Convertible
2.000% March 15, 2034
1,390,000 Avnet Inc	1,370,539
Notes
6.000% September 1, 2015
175,000 SCI Systems Inc	173,906
Convertible
3.000% March 15, 2007
$4,501,241

ELECTRONICS - SEMICONDUCTOR --- 0.24%

225,000 Amkor Technology Inc	209,813
Senior Notes
7.125% March 15, 2011
250,000 Hynix Semiconductor Inc #	278,125
Senior Notes
9.875% July 1, 2012
65,000 Kulicke & Soffa Industries Inc	59,638
Convertible
1.000% June 30, 2010
240,000 Kulicke & Soffa Industries Inc	212,100
Convertible
.500% November 30, 2008
40,000 Richardson Electronics Ltd # ^^	39,150
Convertible
7.750% December 15, 2011
$798,826

ENGINEERING & CONSTRUCTION --- 0.24%

805,000 North American Energy Partners Inc	809,025
Senior Notes
8.750% December 1, 2011
$809,025

FINANCIAL SERVICES --- 6.71%

1,650,000 Cerro Negro Finance Ltd #	1,600,500
Bonds
7.900% December 1, 2020
895,000 Ford Motor Credit Co	857,950
Notes
5.700% January 15, 2010
1,245,000 Ford Motor Credit Co	1,188,951
Notes
7.000% October 1, 2013
400,000 General Electric Capital Corp	279,208
NZD Senior Notes
6.750% September 26, 2016
5,255,000 General Electric Capital Corp	3,560,260
NZD Senior Unsubordinated Notes
6.500% September 28, 2015
260,000 General Motors Acceptance Corp	267,055
Global Notes
6.750% December 1, 2014
45,000 General Motors Acceptance Corp	51,663
Bonds
8.000% November 1, 2031

2,000,000 General Motors Acceptance Corp +	2,000,132
Notes
6.225% March 20, 2007
500,000 General Motors Acceptance Corp +	500,395
Notes
6.324% July 16, 2007
12,275,000 JP Morgan Chase Bank NA # ~	3,886,829
BRL Zero Coupon
13.870% May 17, 2010
17,433,642,500 JP Morgan Chase London # ~	1,410,209
IDR Zero Coupon
12.240% October 21, 2010
375,803 Power Receivables Finance #	377,859
Senior Notes
6.290% January 1, 2012
1,125,000 Ranhill Labuan Ltd # ^^	1,110,938
Notes
12.500% October 26, 2011
2,665,000 Toll Brothers Finance Corp	2,441,894
Notes
5.150% May 15, 2015
3,285,000 Western Union Co #	3,085,814
Notes
6.200% November 17, 2036
$22,619,657

FOOD & BEVERAGES --- 0.06%

210,000 Sara Lee Corp	190,013
Unsecured Notes
6.125% November 1, 2032
$190,013

FOREIGN BANKS --- 3.16%

125,000,000 Barclays Financial LLC #	3,287,377
THB Bonds
4.160% February 22, 2010
159,000,000 Barclays Financial LLC #	4,167,190
THB Bonds
4.100% March 22, 2010
3,020,000,000 Barclays Financial LLC #	3,177,170
KRW Notes
4.060% September 16, 2010
$10,631,737

FOREIGN GOVERNMENTS --- 7.20%

1,162,500 Government of Argentina +	1,125,300
Bonds
5.589% August 3, 2012
100,000 Government of Brazil	124,600
Unsubordinated Notes
8.875% April 15, 2024
8,790,000 Government of Brazil ^^	10,657,875
Bonds
8.250% January 20, 2034
80,000,000 Government of Mexico	7,715,635
MXP Bonds
8.000% December 7, 2023

480,000 Government of Peru "	476,400
Step Bond 3.250% - 5.000%
5.000% March 7, 2017
17,945,000 Government of South Africa	2,942,537
ZAR Bonds
13.000% August 31, 2010
360,000 Government of Uruguay	396,000
Unsecured Notes
7.625% March 21, 2036
734,065 Government of Uruguay	818,482
Notes
7.875% January 15, 2033
$24,256,829

GOLD, METALS & MINING --- 0.00%

500,000 Murrin Murrin Holdings ++	500
Bonds
9.375% August 31, 2027
$500

HEALTH CARE RELATED --- 1.75%

80,000 HCA Inc	64,159
Notes
7.750% July 15, 2036
255,000 HCA Inc	207,498
Debentures
7.500% December 15, 2023
2,505,000 HCA Inc	1,885,351
Debentures
7.050% December 1, 2027
725,000 HCA Inc	590,875
Bonds
7.500% November 6, 2033
2,000,000 HCA Inc	1,770,000
Notes
6.250% February 15, 2013
480,000 HCA Inc	397,297
Notes
7.690% June 15, 2025
1,115,000 HCA Inc	907,244
Notes
7.580% September 15, 2025
100,000 HCA Inc ^^	84,250
Bonds
6.500% February 15, 2016
$5,906,674

HOMEBUILDING --- 3.62%

5,000 DR Horton Inc	5,030
Unsubordinated Notes
6.500% April 15, 2016
405,000 DR Horton Inc	391,183
Senior Notes
5.625% September 15, 2014
3,295,000 DR Horton Inc	3,075,606
Senior Notes
5.250% February 15, 2015

1,070,000 DR Horton Inc	1,017,980
Company Guaranteed Notes
5.625% January 15, 2016
20,000 Hovnanian Enterprises Inc	19,200
Global Notes
6.375% December 15, 2014
85,000 Hovnanian Enterprises Inc	80,325
Company Guaranteed Notes
6.250% January 15, 2016
20,000 Hovnanian Enterprises Inc	19,400
Senior Notes
6.500% January 15, 2014
1,925,000 Lennar Corp	1,840,647
Company Guaranteed Notes
5.600% May 31, 2015
1,340,000 Lennar Corp ^^	1,359,575
Company Guaranteed Notes
6.500% April 15, 2016
695,000 Pulte Homes Inc	648,894
Senior Notes
6.375% May 15, 2033
450,000 Pulte Homes Inc	428,738
Senior Unsecured Notes
5.200% February 15, 2015
3,615,000 Pulte Homes Inc ^^	3,306,727
Senior Unsecured Notes
6.000% February 15, 2035
$12,193,305

INSURANCE RELATED --- 3.59%

9,600,000 ASIF Global Finance XXVII #	6,111,371
SGD Senior Notes
2.380% February 26, 2009
415,000 Allstate Corp	422,041
Senior Notes
5.950% April 1, 2036
850,000 Marsh & McLennan Cos Inc	817,898
Notes
5.375% July 15, 2014
555,000 Marsh & McLennan Cos Inc	546,016
Senior Unsecured Notes
5.750% September 15, 2015
125,000 Marsh & McLennan Cos Inc ^^	113,851
Senior Notes
5.875% August 1, 2033
3,005,000 Mutual of Omaha Insurance Co #	3,238,915
Notes
6.800% June 15, 2036
755,000 St Paul Travelers Co Inc	834,521
Senior Unsecured Notes
6.750% June 20, 2036
$12,084,613

INVESTMENT BANK/BROKERAGE FIRM --- 0.28%

950,000 Morgan Stanley	930,777
Notes
3.625% April 1, 2008
$930,777

LEISURE & ENTERTAINMENT --- 1.01%

295,000 Time Warner Inc	293,621
Notes
6.500% November 15, 2036
75,000 Time Warner Inc	83,787
Company Guaranteed Bonds
7.625% April 15, 2031
120,000 Time Warner Inc	121,530
Company Guaranteed Bonds
6.625% May 15, 2029
2,925,000 Viacom Inc	2,891,886
Bonds
6.875% April 30, 2036
$3,390,824

MANUFACTURING --- 0.90%

1,550,000 Bombardier Inc	1,242,765
CAD Debentures
7.350% December 22, 2026
480,000 Borden Inc	424,800
Debentures
9.200% March 15, 2021
1,720,000 Borden Inc	1,376,000
Debentures
7.875% February 15, 2023
$3,043,565

MEDICAL PRODUCTS --- 0.12%

500,000 EPIX Pharmaceuticals Inc	398,750
Convertible
3.000% June 15, 2024
$398,750

MISCELLANEOUS --- 0.31%

1,028,836 PF Export Rec Master Trust Technologies #	1,049,413
Company Guaranteed Notes
6.436% June 1, 2015
$1,049,413

OFFICE EQUIPMENT & SUPPLIES --- 0.23%

750,000 Xerox Capital Trust I	765,938
Company Guaranteed Notes
8.000% February 1, 2027
$765,938

OIL & GAS --- 5.97%

1,865,000 Anadarko Petroleum Corp	1,884,575
Senior Notes
6.450% September 15, 2036

2,525,000 Anadarko Petroleum Corp	2,530,285
Senior Notes
5.950% September 15, 2016
500,000 Devon Energy Corp	692,500
Convertible
4.900% August 15, 2008
700,000 Devon Energy Corp	969,500
Convertible
4.950% August 15, 2008
3,100,000 El Paso Corp	3,216,250
Senior Notes
7.000% May 15, 2011
710,000 El Paso Corp	750,825
Notes
7.750% June 15, 2010
200,000 El Paso Corp	202,000
Notes
6.375% February 1, 2009
250,000 El Paso Corp	273,125
Senior Notes
7.800% August 1, 2031
2,000,000 El Paso Corp ^^	1,990,000
Bonds
6.950% June 1, 2028
45,000 KN Capital Trust III	41,813
Company Guaranteed Notes
7.630% April 15, 2028
355,000 Kinder Morgan Finance	316,511
Company Guaranteed Notes
6.400% January 5, 2036
210,000 Kinder Morgan Inc	188,433
Senior Unsecured Notes
5.150% March 1, 2015
1,212,000 Pecom Energia SA #	1,272,600
Notes
8.125% July 15, 2010
800,000 Petrozuata Finance Inc #	798,000
Company Guaranteed Bonds
8.220% April 1, 2017
2,750,000 Plains All American Pipeline LP #	2,792,017
Notes
6.650% January 15, 2037
1,275,000 Plains All American Pipeline LP #	1,281,644
Notes
6.125% January 15, 2017
110,000 Weatherford International Ltd	110,426
Notes
6.500% August 1, 2036
776,000 Williams Cos Inc	805,100
Debentures
7.500% January 15, 2031
$20,115,604

OTHER ASSET-BACKED --- 0.14%

500,000 Community Program Loan Trust	471,201
Series 1987-A Class A5
4.500% April 1, 2029
$471,201

PAPER & FOREST PRODUCTS --- 2.25%

490,000 Georgia-Pacific Corp	477,750
Debentures
7.375% December 1, 2025
635,000 Georgia-Pacific Corp	615,950
Bonds
7.250% June 1, 2028
5,850,000 Georgia-Pacific Corp	5,835,375
Notes
7.750% November 15, 2029
120,000 Georgia-Pacific Corp	126,900
Notes
8.875% May 15, 2031
50,000 Georgia-Pacific Corp	50,750
Senior Notes
8.000% January 15, 2024
500,000 International Paper Co	489,305
Notes
4.250% January 15, 2009
$7,596,030

PHARMACEUTICALS --- 1.93%

560,000 Bristol-Myers Squibb Co +	560,000
Convertible
4.860% September 15, 2023
3,105,000 Elan Finance PLC	3,031,256
Senior Notes
7.750% November 15, 2011
1,550,000 Elan Finance PLC #	1,550,000
Senior Notes
8.875% December 1, 2013
75,000 IVAX Corp	73,969
Convertible
4.500% May 15, 2008
860,000 Valeant Pharmaceuticals International	825,600
Convertible
3.000% August 16, 2010
475,000 Valeant Pharmaceuticals International	452,438
Convertible
4.000% November 15, 2013
$6,493,263

RAILROADS --- 0.09%

386,000 Missouri Pacific Railroad Co	304,395
Debentures
5.000% January 1, 2045
$304,395

REAL ESTATE --- 0.90%

2,200,000 Highwoods Properties Inc REIT	2,444,123
Senior Notes
7.500% April 15, 2018
500,000 Spieker Properties Inc REIT	599,494
Debentures
7.350% December 1, 2017
$3,043,617

RETAIL --- 2.78%

755,000 Albertson's Inc	685,433
Notes
6.625% June 1, 2028
360,000 Albertson's Inc	365,169
Debentures
8.000% May 1, 2031
580,000 Albertson's Inc	578,516
Debentures
7.750% June 15, 2026
4,545,000 Albertson's Inc	4,440,461
Debentures
7.450% August 1, 2029
1,000,000 Dillard's Inc	1,000,000
Debentures
7.750% July 15, 2026
500,000 Dillard's Inc	507,500
Debentures
7.875% January 1, 2023
500,000 Dillard's Inc	480,000
Unsecured Notes
6.625% January 15, 2018
850,000 Foot Locker Inc	835,125
Debentures
8.500% January 15, 2022
595,000 Toys R Us Inc	481,950
Senior Notes
7.375% October 15, 2018
$9,374,154

SUPRANATIONALS --- 5.24%

17,325,000 Inter-American Development Bank	11,668,592
NZD Senior Unsecured Notes
6.000% December 15, 2017
17,500,000 Inter-American Development Bank ~	5,999,883
BRL Zero Coupon
18.840% May 11, 2009
$17,668,475

TELEPHONE & TELECOMMUNICATIONS --- 8.72%

760,000 AT&T Corp	758,578
Notes
6.500% March 15, 2029
610,000 BellSouth Corp ^^	585,669
Bonds
6.000% November 15, 2034

775,000 Embarq Corp	806,485
Notes
7.995% June 1, 2036
2,440,000 Level 3 Communications Inc	2,558,950
Convertible
2.875% July 15, 2010
970,000 Level 3 Communications Inc	894,825
Convertible
6.000% March 15, 2010
500,000 Level 3 Communications Inc	467,500
Convertible
6.000% September 15, 2009
150,000 NTL Cable PLC	158,438
Senior Notes
9.125% August 15, 2016
290,000 Nextel Communications Inc	285,288
Convertible
5.250% January 15, 2010
2,235,000 Nortel Networks Corp	2,162,363
Convertible
4.250% September 1, 2008
250,000 Nortel Networks Corp	210,000
Notes
6.875% September 1, 2023
1,585,000 Northern Telecom Capital ^^	1,418,575
Company Guaranteed Notes
7.875% June 15, 2026
500,000 Philippine Long Distance Telephone Co ^^	567,500
Notes
8.350% March 6, 2017
150,000 Qwest Capital Funding Inc	147,750
Unsecured Notes
7.625% August 3, 2021
3,500,000 Qwest Capital Funding Inc ^^	3,434,403
Company Guaranteed Notes
7.750% February 15, 2031
225,000 Qwest Capital Funding Inc ^^	229,781
Company Guaranteed Notes
7.250% February 15, 2011
500,000 Qwest Corp	513,750
Debentures
7.250% September 15, 2025
8,740,000 Telefonica Emisones SAU	9,283,340
Company Guaranteed Notes
7.045% June 20, 2036
2,005,000 US West Capital Funding Inc	1,832,069
Bonds
6.875% July 15, 2028
250,000 US West Capital Funding Inc ^^	233,750
Company Guaranteed Notes
6.500% November 15, 2018
2,915,000 Verizon Global Funding Corp	2,791,833
Bonds
5.850% September 15, 2035

65,000 Verizon Maryland Inc	53,323
Senior Unsecured Notes
5.125% June 15, 2033
$29,394,170

TEXTILES --- 0.22%

45,000 Dixie Group Inc ^^	42,356
Convertible
7.000% May 15, 2012
750,000 Kellwood Co	685,500
Debentures
7.625% October 15, 2017
$727,856

TOBACCO --- 0.44%

1,375,000 Altria Group Inc	1,493,960
Notes
7.000% November 4, 2013
$1,493,960

TRANSPORTATION --- 0.49%

1,650,000 APL Ltd ^	1,546,875
Debentures
8.000% January 15, 2024
100,000 Preston Corp/Yellow Corp	94,500
Convertible
7.000% May 1, 2011
$1,641,375

U.S. GOVERNMENTS --- 3.15%

9,910,000 United States of America ^^	10,615,315
5.375% February 15, 2031
$10,615,315

U.S. MUNICIPAL --- 0.60%

1,950,000 Michigan Tobacco Settlement Finance Authority	2,035,742
Revenue Bonds
7.309% June 1, 2034
$2,035,742

UTILITIES --- 1.76%

240,000 AES Corp	253,200
Senior Notes
7.750% March 1, 2014
920,000 Calpine Corp # ++	982,100
Senior Notes
8.500% July 15, 2010
1,000,000 Constellation Energy Group	925,758
Notes
4.550% June 15, 2015
1,200,000 DCP Midstream LP #	1,232,965
Bonds
6.450% November 3, 2036
180,000 NGC Corp	175,500
Debentures
7.125% May 15, 2018

415,000 NGC Corp	402,550
Debentures
7.625% October 15, 2026
1,820,000 NGC Corp Capital Trust	1,719,900
Company Guaranteed Notes
8.316% June 1, 2027
250,000 Texas - New Mexico Power Co	253,095
Senior Notes
6.250% January 15, 2009
$5,945,068

TOTAL BONDS --- 95.18%	$320,687,222

(Cost $295,241,679)

COMMON STOCK

Shares	Value ($)

COMMUNICATIONS - EQUIPMENT --- 0.29%

51,679 Corning Inc*	966,914
$966,914

INSURANCE RELATED --- 0.68%

87,625 Travelers Property Casualty Corp	2,295,775
$2,295,775

TELEPHONE & TELECOMMUNICATIONS --- 0.91%

59,845 Philippine Long Distance Telephone Co sponsored ADR ^^	3,059,875
$3,059,875

TOTAL COMMON STOCK --- 1.89%	$6,322,564

(Cost $3,485,986)

PREFERRED STOCK

Shares	Value ($)

COMPUTER SOFTWARE & SERVICES --- 0.09%

300 Lucent Technologies Capital Trust 1	309,225
$309,225

CONTAINERS --- 0.30%

27,425 Owens-Illinois Inc	1,014,725
$1,014,725

ELECTRIC COMPANIES --- 0.38%

5,000 AES Trust III	246,250
2,255 New York State Electric & Gas Corp	143,193
25,000 Southern California Edison Co	562,500
3,600 Union Electric Co	307,800
300 Xcel Energy Inc	21,600
$1,281,343

HOUSEHOLD GOODS --- 0.44%

31,225 Newell Financial Trust Inc	1,487,091
$1,487,091

OIL & GAS --- 0.08%

7,000 El Paso Energy Capital Trust I	271,250
$271,250

REAL ESTATE --- 0.01%

2,000 FelCor Lodging Trust Inc REIT	50,000
$50,000

UTILITIES --- 0.01%

445 MDU Resources Group Inc	44,430
$44,430

TOTAL PREFERRED STOCK --- 1.31%	$4,458,064

(Cost $3,830,027)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

5,464,000 Freddie Mac	5,461,805
4.890%, January 2, 2007

TOTAL SHORT-TERM INVESTMENTS --- 1.62%	$5,461,805

(Cost $5,461,805)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%	$336,929,655

(Cost $308,019,497)

Legend

* Non-income Producing Security

# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

^ Illiquid Security.

~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

“ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2006.

+ Represents the current interest rate for variable rate security.

++ Security in default at December 31, 2006.

** Security is an agency note with maturity date and interest rate indicated.

?  Security is fair valued at December 31, 2006.

ADR – American Depository Receipt

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2006. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.33%, to be repurchased on 01/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

Currency Abbreviations

BRL – Brazilian Real

CAD – Canadian Dollars

IDR – Indonesian Rupiah

KRW – South Korean Won

MXP – Mexican Peso

NZD – New Zealand Dollars

SGD – Singapore Dollars

THB – Thai Baht

ZAR – South African Rand

Summary of Investments by Moody's Rating

Maxim Loomis Sayles Bond Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	71,326,649	21.17%
Aa	30,748,635	9.13%
A	13,101,013	3.89%
Baa	82,830,546	24.58%
Ba	39,100,635	11.60%
B	45,605,384	13.54%
C	21,506,947	6.38%
P2	758,578	0.23%
Not Rated	31,951,268	9.48%
	$ 336,929,655	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Loomis Sayles Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,078.86	$ 4.72

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,020.67	$ 4.58

*Expenses are equal to the Portfolio's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

				31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.

Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's

_________________________

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

_________________________

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007